Significant Accounting Policies, Revenue from Charterers (Details)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Revenue [Abstract]
Number of years iron ore prices have been high	2 years
Revenues [Member] | Customer Concentration Risk [Member]
Revenue [Abstract]
Concentration risk percentage	73.00%	56.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Revenue [Abstract]
Concentration risk percentage	16.00%	14.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Revenue [Abstract]
Concentration risk percentage	15.00%	0.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Revenue [Abstract]
Concentration risk percentage	15.00%	0.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Revenue [Abstract]
Concentration risk percentage	14.00%	10.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Revenue [Abstract]
Concentration risk percentage	13.00%	0.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Revenue [Abstract]
Concentration risk percentage	0.00%	20.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer G [Member]
Revenue [Abstract]
Concentration risk percentage	0.00%	12.00%